QUARTERLY FINANCIAL DATA (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information
QUARTERLY FINANCIAL DATA (unaudited)

10. QUARTERLY FINANCIAL DATA (unaudited)

	Three Months Ended,
	March 31	June 30	September 30	December 31
	(In thousands except per share data)
2015
Loss from continuing operations	$(251)	$(291)	$(268)	$(406)
Income from discontinued operations	-	-	-	-
Net income (loss)	(251)	(291)	(268)	(406)

Basic and diluted loss per share from continuing operations	(0.01)	(0.01)	(0.01)	(0.02)
Basic and diluted income per share from discontinued operations	-	-	-	-
Basic and diluted net loss per share	(0.01)	(0.01)	(0.01)	(0.02)

2014
Loss from continuing operations	$(340)	$(343)	$(261)	$(296)
Income (loss) from discontinued operations	0	250	-	0
Net income (loss)	(340)	(93)	(261)	(296)

Basic and diluted loss per share from continuing operations	(0.02)	(0.02)	(0.01)	(0.02)
Basic and diluted income per share from discontinued operations	-	0.01	-	-
Basic and diluted net income (loss) per share	(0.02)	-	(0.01)	(0.02)